Stock-based Activity (Detail 2)	Mar. 31, 2015	Dec. 31, 2014
Common stock reserved for future issuance	35,918,141	3,160,580
Stock Plan [Member]
Common stock reserved for future issuance	8,529,148
Preferred Stock [Member]
Common stock reserved for future issuance	23,815,600
Warrant [Member]
Common stock reserved for future issuance	3,330,500
Stock Option [Member]
Common stock reserved for future issuance	242,893